Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000248488
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income ETF
Class Name	Cullen Enhanced Equity Income ETF
Trading Symbol	DIVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.cullenfunds.com/US/P/ETF/DIVP/#. You can also request this information by contacting us at 1-833-4CULLEN.
Additional Information Phone Number	1-833-4CULLEN
Additional Information Website	https://www.cullenfunds.com/US/P/ETF/DIVP/#
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cullen Enhanced Equity Income ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 42,191,541
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 108,755
InvestmentCompanyPortfolioTurnover	63.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-0.3%
Consumer Discretionary	2.8%
Materials	4.1%
Real Estate	6.0%
Utilities	6.9%
Information Technology	8.0%
Communication Services	8.4%
Consumer Staples	8.5%
Industrials	9.1%
Energy	12.6%
Financials	15.7%
Health Care	17.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Merck and Company Inc	4.7%
ConocoPhillips	4.5%
EOG Resources	4.2%
Cisco Systems	3.9%
Exxon Mobil	3.8%
Bristol-Myers Squibb	3.8%
Medtronic PLC	3.7%
PPL	3.5%
Comcast, Cl A	3.5%
Duke Energy	3.3%

Updated Prospectus Phone Number	1-833-4CULLEN
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/ETF/DIVP/#